FT Vest SandP 500 Dividend Aristocrats Target Income ETF Investment Strategy - FT Vest SandP 500 Dividend Aristocrats Target Income ETF	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund will normally invest at least 80% of its total assets (including investment borrowings) in the securities that comprise the Index. The Fund, using an indexing investment approach, attempts to replicate, before fees and expenses, the performance of the Index. The Index is owned, developed, maintained and calculated by Cboe Global Indices, LLC (the “Index Provider”). Vest Financial LLC is the Fund’s investment sub-advisor (“Vest” or the “Sub-Advisor”). The Index is designed to track the performance of a hypothetical BuyWrite strategy on constituents of the S&P 500 Dividend Aristocrats Index, which targets companies that are currently members of the S&P 500® Index, have increased dividend payments each year for at least 25 years and meet certain market capitalization and liquidity requirements. The Index is designed with the primary goal of generating an annualized level of income that is approximately 8% over the annual dividend yield of the S&P 500® Index and a secondary goal of generating limited capital appreciation based on the returns of the equity components of the Index. The Fund intends to make monthly distributions to shareholders, which will be comprised primarily of stock dividends and option premiums received by Fund as described below. Delivering a target level of income could result in the Fund selling securities to meet the target, which could make the Fund less tax-efficient than other ETFs. The Index is composed of two parts: (1) the equity components (i.e., stocks) of the S&P 500 Dividend Aristocrats Index (the “Aristocrat Stocks”) and (2) partially “written” (or sold) monthly “covered” call options on each stock, generally on the third Friday of each month (the “Covered Calls”). While the Fund seeks to make distributions that are above the current annual dividend yield of the S&P 500® Index, there is no guarantee that the Fund's distribution target will be achieved. The Advisor will periodically assess whether the Fund’s distribution target remains reasonable as market conditions change. The Fund does not seek to achieve any specific level of total return performance compared with the total return performance of the S&P 500® Index. Capital appreciation on the securities held by the Fund may be less than the capital appreciation of the S&P 500® Index, and the total return performance of the Fund may be less than the total return performance of the S&P 500® Index. In the event the value of the securities held by the Fund exceeds the strike prices of the call options on such securities, the capital appreciation on such securities is expected to be less than the capital appreciation of the S&P 500®. A written (sold) call option gives the buyer the right to purchase, and the seller the obligation, to sell shares of the underlying asset at a specified price (“strike price”) at a specified date (“expiration date”). The writer (seller) of the call option receives an amount (premium) for writing (selling) the option. In the event the underlying asset appreciates above the strike price as of the expiration date, and the buyer exercises the option, the writer (seller) of the call option will have to either sell the stock at the strike price to the buyer or pay the buyer the difference between the value of the underlying asset and the strike price (which loss is offset by the premium initially received), and in the event the underlying asset declines in value, the call option may end up worthless and the writer (seller) of the call option retains the premium. In exchange for additional income in the form of a premium, the Fund will sell a call option on each of the stocks in the Index. If the value of a stock on the expiration date of the option is below the strike price, the option will not be exercised by the buyer and will expire. If the value of a stock on the expiration date is above the strike price, then the option finished “in the money.” Then, if the buyer exercises the option, the Fund either sells the stock at the strike price to the buyer or pays the buyer the difference between the strike price and the current market price of the stock. There may be times the Fund needs to sell securities when it would not otherwise do so in order to settle an option position, which could result in the distribution of premium from that option position being classified as a return of capital and make the Fund less tax-efficient than other ETFs. The Covered Calls are written (sold) by the Index generally on the third Friday of each month with an expiration typically on the third Friday of the following month and a strike price as close as possible to the closing price of the underlying Aristocrat Stock at the time the Covered Call is written. The Index employs a “partial covered call strategy,” meaning that Covered Calls will be typically written on a notional value less than the total value of each underlying Aristocrat Stock, such that the short position in each call option is “covered” by a portion of the corresponding Aristocrat Stock held by the Index, however, the notional value of the Covered Calls will not exceed 100% of the value of each underlying Aristocrat Stock. The Index is a hypothetical portfolio of options and equity securities. As such, the Index cannot actually buy or sell an option or equity security, but the Index reflects the value of such transactions as if the Index could actually engage in them. The Fund intends to replicate the options positions expressed by the Index by writing a series of short (written) call options on each of the Aristocrat Stocks. The exact amount of Covered Calls written is based on a calculation designed to result in the Fund generating income from (i) dividends from the Aristocrat Stocks and (ii) premiums from writing Covered Calls that is 8% higher annually than the total dividend yield of the S&P 500® Index constituents. While the Fund generally intends to replicate the Index, the Fund may invest up to 20% of its total assets (exclusive of any collateral held from securities lending) in securities or other investments not included in the Index, but which the Fund’s sub-advisor believes will help the Fund track the Index. For example, the Fund may invest in securities that are not components of the Index to reflect various corporate actions and other changes to the Index (such as reconstitutions, additions, and deletions) or in options with slightly different strike prices or expiration dates than the options components of the Index to maximize the Fund’s liquidity by utilizing a broader range of options, while maintaining the overall risk, return, and other characteristics of the Index. The Fund will seek to reduce or eliminate the portion of its distributions that are characterized as return of capital for tax purposes. Return of capital represents a return of a portion of a Fund shareholder’s invested capital and is not taxable in the year it is received unless the distribution exceeds a shareholder’s basis in the Fund. In order to reduce or eliminate the portion of the distribution characterized as return of capital, the Fund may engage in transactions designed to generate earnings and profits by undertaking taxable sales of assets. The desired result of such transactions would be to change the tax character of certain distributions from the Fund from return of capital to taxable dividends, thus accelerating the tax liability for current shareholders. Additionally, such transactions may cause the Fund to incur additional brokerage costs. The equity portion of the Index is rebalanced quarterly and reconstituted annually and the Fund will make corresponding changes to its portfolio shortly after the Index changes are made public. The Fund’s strategy may involve frequently buying and selling portfolio securities. The Fund will be concentrated in an industry or a group of industries to the extent that the Index is so concentrated. As of January 30, 2026, the equity component of the Index was composed of 36 securities. As of January 30, 2026, the Fund had significant investments in consumer staples companies and industrials companies, although this may change from time to time. The Fund's investments will change as the Index changes and, as a result, the Fund may have significant investments in a jurisdiction, investment sector or industry or group of industries that it may not have had as of January 30, 2026. To the extent the Fund invests a significant portion of its assets in a given jurisdiction or investment sector, the Fund may be exposed to the risks associated with that jurisdiction or investment sector.
Strategy Portfolio Concentration [Text]	The Fund will be concentrated in an industry or a group of industries to the extent that the Index is so concentrated. As of January 30, 2026, the equity component of the Index was composed of 36 securities. As of January 30, 2026, the Fund had significant investments in consumer staples companies and industrials companies, although this may change from time to time.